SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

October 13, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Advantage Large Cap Core Fund, a series of BlackRock FundsSM
Post-Effective Amendment No. 614 to
Registration Statement on Form N-1A
(File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains Prospectuses for shares of a new series of the Trust, BlackRock Advantage Large Cap Core Fund (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 569 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Multifactor USA Index Fund, BlackRock Multifactor International Index Fund, BlackRock Min Vol USA Index Fund and BlackRock Min Vol EAFE Index Fund, which was filed on April 22, 2016 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectuses:

•	Account Information
•	Financial Highlights
•	General Information

Statement of Additional Information—Part I:

•	Information on Sales Charges and Distribution Related Expenses
•	Computation of Offering Price Per Share
•	Portfolio Transactions and Brokerage
•	Additional Information
•	Financial Statements

Statement of Additional Information—Part II:

•	Investment Risks and Considerations
•	Management and Other Service Arrangements
•	Redemption of Shares
•	Shareholder Services
•	Pricing of Shares
•	Portfolio Transactions and Brokerage
•	Dividends and Taxes
•	Performance Data
•	Proxy Voting Policies and Procedures
•	General Information
•	Appendix A – Description of Bond Ratings
•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	John A. MacKinnon
Benjamin Archibald